Note 22 (Tables)	12 Months Ended
Dec. 31, 2021
Financial liabilities at amortised cost [Abstract]
Financial liabilities at amortised cost [Table Text Block]
The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Financial liabilities measured at amortized cost (Millions of Euros)
	2021	2020	2019
Deposits	416,947	415,467	438,919
Deposits from central banks	47,351	45,177	25,950
Demand deposits	8	163	23
Time deposits and other	41,790	38,274	25,101
Repurchase agreements	5,553	6,740	826
Deposits from credit institutions	19,834	27,629	28,751
Demand deposits	7,601	7,196	7,161
Time deposits and other (**)	8,599	16,079	18,896
Repurchase agreements	3,634	4,354	2,693
Customer deposits (*)	349,761	342,661	384,219
Demand deposits	293,015	266,250	280,391
Time deposits and other (**)	55,479	75,666	103,293
Repurchase agreements	1,267	746	535
Debt certificates	55,763	61,780	63,963
Other financial liabilities	15,183	13,358	13,758
Total	487,893	490,606	516,641
(*) Variation in 2020 is mainly due to the companies in the United States included in the USA Sale (see Notes 1.3, 3 and 21).
(**) The variation in 2021 is mainly due to the decrease in time deposits at Banco Bilbao Vizcaya Argentaria, S.A. offset by the increase in demand deposits and investment funds (off-balance) due to the current interest rate environment.

Deposits from banks [Table Text Block]	The breakdown by geographical area and the nature of the related instruments of this heading in the accompanying consolidated balance sheets is as follows:

Deposits from credit institutions (Millions of Euros)
	Demand deposits	Time deposits and other (*)	Repurchase agreements	Total
December 2021
Spain	1,671	375	—	2,047
Mexico	444	558	—	1,002
Turkey	83	672	37	792
South America	532	1,225	—	1,757
Rest of Europe	1,841	3,110	2,549	7,500
Rest of the world	3,030	2,657	1,048	6,736
Total	7,601	8,599	3,634	19,834
December 2020
Spain	345	1,405	1	1,751
Mexico	689	672	188	1,549
Turkey	8	580	28	617
South America	557	1,484	—	2,041
Rest of Europe	2,842	4,531	4,070	11,444
Rest of the world	2,755	7,406	67	10,228
Total	7,196	16,079	4,354	27,629
December 2019
Spain	2,104	1,113	1	3,218
The United States	2,082	4,295	—	6,377
Mexico	432	1,033	168	1,634
Turkey	302	617	4	924
South America	394	2,285	161	2,840
Rest of Europe	1,652	5,180	2,358	9,190
Rest of the world	194	4,374	—	4,568
Total	7,161	18,896	2,693	28,751
(*) Subordinated deposits are included amounting to €14, €12 and €195 million as of December 31, 2021, 2020 and 2019, respectively.
Customer Deposits [Table Text Block]	The breakdown by geographical area of this heading in the accompanying consolidated balance sheets, by type of instrument is as follows:

Customer deposits (Millions of Euros)
	Demand deposits	Time deposits and other (*)	Repurchase agreements	Total
December 2021
Spain	181,565	10,407	2	191,974
Mexico	53,359	10,383	505	64,247
Turkey	19,725	13,644	6	33,376
South America	28,039	9,822	—	37,861
Rest of Europe	8,933	9,546	754	19,234
Rest of the world	1,393	1,677	—	3,070
Total	293,015	55,479	1,267	349,761
December 2020
Spain	168,690	20,065	2	188,757
Mexico	43,768	10,514	117	54,398
Turkey	17,906	16,707	8	34,621
South America	25,730	11,259	—	36,989
Rest of Europe	8,435	12,373	619	21,427
Rest of the world	1,720	4,748	—	6,468
Total	266,250	75,666	746	342,661
December 2019
Spain	146,651	24,958	2	171,611
The United States	46,372	19,810	—	66,181
Mexico	43,326	12,714	523	56,564
Turkey	13,775	22,257	10	36,042
South America	22,748	13,913	—	36,661
Rest of Europe	6,610	8,749	—	15,360
Rest of the world	909	892	—	1,801
Total	280,391	103,293	535	384,219
(*) It includes subordinated deposits amounting to €189 million as of December 31, 2019.
Deposits from debt certificates [Table Text Block]	The breakdown of the balance under this heading, by financial instruments and by currency, is as follows:

Debt certificates (Millions of Euros)
	2021	2020	2019
In Euros	36,289	42,462	40,185
Promissory bills and notes	319	860	737
Non-convertible bonds and debentures	15,712	14,538	12,248
Covered bonds (*)	9,930	13,274	15,542
Hybrid financial instruments (**)	366	355	518
Securitization bonds	2,302	2,538	1,354
Wholesale funding	438	2,331	1,817
Subordinated liabilities	7,221	8,566	7,968
Convertible perpetual certificates	3,500	4,500	5,000
Non-convertible preferred stock	—	159	83
Other non-convertible subordinated liabilities	3,721	3,907	2,885
In foreign currencies	19,475	19,318	23,778
Promissory bills and notes	579	1,024	1,210
Non-convertible bonds and debentures	7,885	8,691	10,587
Covered bonds (*)	178	217	362
Hybrid financial instruments (**)	2,843	455	1,156
Securitization bonds	4	4	17
Wholesale funding	412	1,016	780
Subordinated liabilities	7,574	7,911	9,666
Convertible perpetual certificates	1,771	1,633	1,782
Non- convertible preferred stock	—	35	76
Other non-convertible subordinated liabilities	5,803	6,243	7,808
Total	55,763	61,780	63,963
(*) Including mortgage-covered bonds. In 2021 and 2020, several mortgage-covered bonds reached their maturity date.
(**) Corresponds to structured note issuances whose underlying risk is different from the underlying risk of the derivative.

Memorandum item subordinated liabilities at amortized cost [Table Text Block]
The breakdown of this heading in the accompanying consolidated balance sheets is as follows:

Memorandum item: Subordinated liabilities at amortized cost (Millions of Euros)
	2021	2020	2019
Subordinated deposits	14	12	384
Subordinated certificates	14,794	16,476	17,635
Preferred stock	—	194	159
Compound convertible financial instruments	5,271	6,133	6,782
Other non-convertible subordinated liabilities	9,523	10,149	10,693
Total	14,808	16,488	18,018

Preferred securities by issuer [Table Text Block]
The breakdown by issuer of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Preferred securities by issuer (Millions of Euros)
	2021	2020	2019
BBVA International Preferred, S.A.U.	—	35	37
Unnim Group (*)	—	159	83
BBVA USA	—	—	19
BBVA Colombia	—	—	20
Total	—	194	159
(*) Unnim Group: Issuances prior to the acquisition by BBVA.

Other Financial Liabilities [Table Text Block]
The breakdown of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Other financial liabilities (Millions of Euros)
	2021	2020	2019
Lease liabilities	2,560	2,674	3,335
Creditors for other financial liabilities	2,657	2,408	2,623
Collection accounts	3,839	3,275	3,306
Creditors for other payment obligations (*)	6,127	5,000	4,494
Total	15,183	13,358	13,758
(*) In 2021, this heading includes the amount committed for the acquisition of treasury shares under the buyback program (see Notes 2.2.14 and 4).

Maturity of future payment obligations [Table Text Block]
A breakdown of the maturity of the lease liabilities, due after December 31, 2021 is provided below:

Maturity of future payment obligations (Millions of Euros)
	Up to 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Leases	218	406	428	1,507	2,560